UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.3%
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	4,000,000	[a]	3,292,720
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,500,000		3,051,250
					6,343,970
Arizona - 8.3%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[b]	1,567,680
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	200,000		200,026
Pinal County Electrical District Number 4,
Electric System Revenue (Prerefunded)	6.00	12/1/18	1,300,000	[c]	1,391,754
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,190,000		2,616,437
Tender Option Bond Trust Receipts (Series
2016-XM0447),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	9,998,763	[b,d]	10,206,013
					15,981,910
California - 22.0%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,270,463
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,407,563
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,283,470
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,784,375
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	2,250,000		2,357,212
Santa Ana Community Redevelopment
Agency,
Tax Allocation Revenue (Merged Project
Area)	6.75	9/1/28	3,000,000		3,496,290
Tender Option Bond Trust Receipts (Series
2016-XM0371),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.25	5/15/18	10,000,000	[b,d]	11,157,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 22.0% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0387),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	4,000,000	[b,d]	4,487,360
Tender Option Bond Trust Receipts (Series
2016-XM0390),
(The Regents of the University of
California, General Revenue) Non-
recourse	5.00	5/15/21	3,750,000	[b,d]	4,341,300
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000		3,500,210
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)
(Prerefunded)	5.88	1/1/19	1,500,000	[c]	1,610,445
					42,695,988
Colorado - 7.5%
Colorado Educational and Cultural Facilities
Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,500,000	[c]	1,675,350
Colorado High Performance Transportation
Enterprise,
Revenue (C-470 Express Lanes)	5.00	12/31/51	1,500,000		1,647,270
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		1,090,490
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,089,860
Tender Option Bond Trust Receipts (Series
2016-XM0385),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/20	2,550,000	[b,d]	2,861,508
Tender Option Bond Trust Receipts (Series
2016-XM0433),
(Colorado Springs, Utilities System
Improvement Revenue) Recourse	5.00	11/15/43	4,000,000	[b,d]	4,616,400
University of Colorado Regents,
University Enterprise Revenue
(Prerefunded)	5.38	6/1/19	1,500,000	[c]	1,622,040
					14,602,918
Connecticut - 1.5%
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		2,844,650
District of Columbia - 4.1%
Tender Option Bond Trust Receipts (Series
2016-XM0437),
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	6,999,163	[b,d]	8,006,603

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.0%
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,133,180
Greater Orlando Aviation Authority,
Airport Facilities Revenue	6.25	10/1/20	3,980,000		4,403,671
Halifax Hospital Medical Center,
HR	4.00	6/1/41	1,000,000		1,023,170
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	2,500,000	[c]	3,105,200
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	2,500,000	[c]	2,847,175
South Lake County Hospital District,
Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	1,000,000		1,072,630
					13,585,026
Georgia - 2.6%
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[c]	3,337,800
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,500,000		1,745,490
					5,083,290
Hawaii - 1.3%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000		2,590,560
Illinois - 13.8%
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	1,000,000		1,128,920
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	2,000,000		2,059,820
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,100,000		1,186,955
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,120,980
Chicago Transit Authority,
Second Lien Sales Tax Receipts Revenue	5.00	12/1/46	2,000,000		2,158,880
Metropolitan Pier and Exposition Authority,
Dedicated Tax Revenue (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	983,025
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	1,500,000		1,519,005
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,357,100
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	2,000,000		2,283,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 13.8% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0378),
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	12/1/19	2,500,000	[b,d]	2,788,475
Tender Option Bond Trust Receipts (Series
2017-XM0492),
(Illinois Finance Authority, Revenue (The
University of Chicago)) Non-recourse	5.00	10/1/40	7,000,000	[b,d]	7,950,670
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue	5.13	4/1/36	1,000,000		1,083,720
					26,620,670
Iowa - .8%
Iowa Student Loan Liquidity Corporation,
Student Loan Revenue	5.75	12/1/28	1,520,000		1,621,992
Louisiana - 1.0%
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.13	7/1/29	1,000,000		1,093,520
Louisiana Public Facilities Authority,
Revenue (Entergy Louisiana, LLC
Project)	3.50	6/1/30	800,000		805,984
					1,899,504
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,250,000		1,426,475
Maryland - 4.0%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,075,570
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,710,450
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Adventist HealthCare Issue)	5.50	1/1/46	1,500,000		1,708,215
Tender Option Bond Trust Receipts (Series
2016-XM0391),
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	2,000,000	[b,d]	2,252,330
					7,746,565
Massachusetts - 5.2%
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	1,500,000		1,751,265
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,660,000		1,817,418
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	705,000		769,952

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 5.2% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)
(Prerefunded)	6.25	7/1/19	1,295,000	[c]	1,425,665
Tender Option Bond Trust Receipts (Series
2016-XM0386),
(University of Massachusetts Building
Authority, Project and Refunding
Revenue) Non-recourse	5.00	5/1/21	3,698,335	[b,d]	4,197,372
					9,961,672
Michigan - 5.0%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,500,000		1,617,060
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/36	3,000,000		3,220,050
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/36	500,000		553,420
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,600,000		1,571,216
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	2,500,000	[c]	2,704,225
					9,665,971
Minnesota - 2.3%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.75	11/15/18	3,000,000	[c]	3,235,140
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/44	1,200,000		1,289,052
					4,524,192
Mississippi - 2.3%
Mississippi Business Finance Corporation,
PCR (System Energy Resources, Inc.
Project)	5.88	4/1/22	2,200,000		2,221,252
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company Project)	5.38	12/1/35	2,000,000		2,212,900
					4,434,152
Missouri - 1.1%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	2,000,000		2,141,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nebraska - .6%
Douglas County Hospital Authority,
Revenue (Childrens Hospital Obligation
Group)	5.00	11/15/36	1,000,000		1,154,090
New Jersey - 5.0%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	1,000,000		1,074,150
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,305,300
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	2,000,000		2,163,380
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured; Assured
Guaranty Corp.)	6.13	6/1/30	1,610,000		1,659,958
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue	5.25	6/15/33	1,000,000		1,053,100
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	2,500,000		2,506,300
					9,762,188
New Mexico - 1.7%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,299,700
New York - 13.0%
New York City Educational Construction
Fund,
Revenue	6.50	4/1/28	1,500,000		1,769,340
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,435,000		1,572,559
New York Convention Center Development
Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	5,600,000	[e]	1,689,128
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	1,500,000		1,631,865
Port Authority of New York and New Jersey,
Special Project Bonds (JFK International
Air Terminal LLC Project)	6.00	12/1/36	1,500,000		1,690,860
Tender Option Bond Trust Receipts (Series
2016-XM0436),
(New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue)
Recourse	5.00	6/15/44	7,400,000	[b,d]	8,289,924

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 13.0% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0439),
(New York City Transitional Finance
Authority, Future Tax Secured Revenue)
Recourse	5.00	5/1/30	7,996,798	[b,d]	8,576,717
					25,220,393
North Carolina - 2.9%
Tender Option Bond Trust Receipts (Series
2016-XM0444),
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue (Duke University Health
System)) Recourse	5.00	6/1/42	5,000,000	[b,d]	5,554,600
Ohio - 1.7%
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	1,050,000		1,163,694
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	450,000	[c]	511,974
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,048,990
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley Electric
Corporation Project)	5.63	10/1/19	600,000		622,968
					3,347,626
Pennsylvania - 3.9%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		1,089,400
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	1,000,000		1,105,490
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/46	1,000,000		1,121,370
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	1,750,000	[c]	2,033,535
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	2,000,000	[b,d]	2,171,420
					7,521,215
South Carolina - 6.9%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)
(Prerefunded)	5.50	1/1/19	2,760,000	[c]	2,945,224
Tender Option Bond Trust Receipts (Series
2016-XM0384),
(South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper))
Non-recourse	5.13	6/1/37	4,800,000	[b,d]	5,234,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 6.9% (continued)
Tobacco Settlement Revenue Management
Authority of South Carolina,
Tobacco Settlement Asset-Backed Bonds
(Escrowed to Maturity)	6.38	5/15/30	3,750,000		5,158,425
					13,338,385
Tennessee - 1.2%
Tender Option Bond Trust Receipts (Series
2016-XM0388),
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	2,000,000	[b,d]	2,283,080
Texas - 12.0%
Clifton Higher Education Finance
Corporation,
Revenue (Uplift Education)	4.25	12/1/34	1,000,000		1,014,460
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/52	4,000,000	[e]	783,280
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/25	1,300,000		1,439,269
La Vernia Higher Education Finance
Corporation,
Education Revenue (Knowledge is Power
Program, Inc.) (Prerefunded)	6.25	8/15/19	2,250,000	[c]	2,489,040
North Texas Education Finance Corporation,
Education Revenue (Uplift Education)	5.13	12/1/42	2,000,000		2,110,000
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	235,000		240,128
Tender Option Bond Trust Receipts (Series
2016-XM0377),
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	6,300,000	[b,d]	7,158,501
Tender Option Bond Trust Receipts (Series
2016-XM0443),
(Texas A&M University System Board of
Regents, Financing System Revenue)
Recourse	5.00	5/15/39	5,000,000	[b,d]	5,545,050
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/50	1,200,000		1,313,340
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,090,870
					23,183,938
Washington - 4.1%
Tender Option Bond Trust Receipts (Series
2017-XF2423),
(King County, Server Revenue) Recourse	5.00	1/1/29	2,999,037	[d,f]	3,363,882

Long-Term Municipal Investments -	Coupon	Maturity	Principal
149.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington - 4.1% (continued)
Washington Health Care Facilities Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,890,000 [c]	3,050,164
Washington Health Care Facilities Authority,
Revenue (Catholic Health Initiatives)	6.38	10/1/36	1,500,000	1,584,960
				7,999,006
West Virginia - .5%
The County Commission of Harrison County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	1,000,000	1,004,270
Wisconsin - .2%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	275,000	309,546
Wyoming - .9%
Wyoming Municipal Power Agency,
Power Supply System Revenue
(Prerefunded)	5.50	1/1/18	1,750,000 [c]	1,790,285
U.S. Related - 1.5%
Guam,
LOR (Section 30) (Prerefunded)	5.75	12/1/19	1,500,000 [c]	1,666,380
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,250,000	1,305,013
				2,971,393

Total Investments (cost $266,398,309)			149.9%	290,516,883
Liabilities, Less Cash and Receivables			(24.1%)	(46,766,200)
Preferred Stock, at redemption value			(25.8%)	(50,000,000)
Net Assets Applicable to Common Shareholders			100.0%	193,750,683

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to
$109,247,039, or 56.39% of net assets applicable to Common Shareholders.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Collateral for floating rate borrowings.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at
$3,363,882 or 1.74% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	290,516,883	-	290,516,883
Liabilities ($)
Floating Rate Notes††	-	(51,742,096)	-	(51,742,096)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

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Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2017, accumulated net unrealized appreciation on investments was $24,118,573, consisting of $24,433,791 gross unrealized appreciation and $315,218 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)